Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net loss	$ (13,135,416)	$ (1,614,703)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Home office allocation		700,997
Depreciation, amortization, depletion, accretion and impairment	6,202,606	1,234,262
Share-based compensation	657,935
Loss on disposal of Norr and Elysian	144,654
Gain on disposal of oil and gas property, ARO and fixed assets	(391,533)	(29,078)
Changes in assets and liabilities
Accounts receivable	224,398	414,860
Inventory	15,101	21,167
Prepaid expenses and other current assets	79,206	(78,838)
Amortization of right of use asset - operating leases	71,353	59,669
Due to Ecoark Holdings	3,884,620	2,779,952
Operating lease expense	(77,002)	(63,765)
Accrued payable and accrued liabilities	(284,663)	(3,096,728)
Total adjustments	10,526,675	1,942,498
Net cash (used in) provided by operating activities of continuing operations	(2,608,741)	327,795
Net cash used in discontinued operations	(81,053)
Net cash (used in) provided by operating activities	(2,689,794)	327,795
CASH FLOWS FROM INVESTING ACTIVITIES
Advances on note receivable	(200,000)
Purchases of oil and gas properties, net of asset retirement obligations		(303,500)
Proceeds from the sale of fixed assets		2,500
Proceeds from the sale of oil and gas properties	999,999
Purchase of fixed assets	(889,352)
Net cash (used in) investing activities	(89,353)	(301,000)
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in cash overdraft	(27,918)	(26,387)
Proceeds from long-term debt	145,266
Repayment of long-term debt	(9,894)
Proceeds from Ecoark Holdings in acquisition of White River	3,000,000
Net cash provided by (used in) financing activities	3,107,454	(26,387)
NET INCREASE IN CASH AND RESTRICTED CASH	328,307	408
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	251,050	250,413	$ 250,413
CASH AND RESTRICTED CASH - END OF PERIOD	579,357	250,821	251,050	$ 250,413
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense	6,168
Cash paid for income taxes
SUMMARY OF NON-CASH ACTIVITIES:
Net assets acquired from Enviro Technologies US Inc.	46,157
Contribution by Ecoark Holdings	28,953,510
White River Holdings Corp [Member]
CASH FLOW FROM OPERATING ACTIVITIES FROM OPERATIONS
Net loss			(6,922,753)	(9,756,222)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Home office allocation			(1,733,784)	865,934
Depreciation, amortization, depletion, accretion and impairment			6,218,182	958,142
Share-based compensation			120,675
Loss on disposal of Norr and Elysian
Bad debt, net of recovery				183,713
Gain on disposal of oil and gas property, ARO and fixed assets			681,808
Loss on abandonment of oil and gas property				109,407
Loss on conversion of debt and liabilities to common stock				2,439,969
Changes in assets and liabilities
Accounts receivable			216,252	(1,016,920)
Inventory			4,456	(122,007)
Prepaid expenses and other current assets			(4,874)	(333,132)
Amortization of right of use asset - operating leases			118,773	79,246
Due to Ecoark Holdings			3,366,022	13,265,294
Operating lease expense			(128,001)	(48,014)
Accrued payable and accrued liabilities			(2,412,275)	1,204,500
Total adjustments			6,447,234	17,586,132
Net cash (used in) provided by operating activities of continuing operations
Net cash used in discontinued operations
Net cash (used in) provided by operating activities			(475,519)	7,829,910
CASH FLOWS FROM INVESTING ACTIVITIES
Advances on note receivable				(275,000)
Purchases of oil and gas properties, net of asset retirement obligations			(303,500)	(3,215,060)
Drilling costs capitalized				(2,696,542)
Proceeds from the sale of fixed assets			5,032
Proceeds from the sale of oil and gas properties			906,274
Purchase of fixed assets			(22,032)	(220,283)
Net cash (used in) investing activities			585,774	(6,406,885)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Ecoark Holdings in acquisition of White River
(Decrease) increase in cash overdraft			(109,618)	137,536
Repayments of notes payable - related parties				(296,013)
Repayment to prior owners				(1,130,068)
Net cash provided by (used in) financing activities			(109,618)	(1,288,545)
NET INCREASE IN CASH AND RESTRICTED CASH			637	134,480
CASH AND RESTRICTED CASH - BEGINNING OF PERIOD	$ 251,050	$ 250,413	250,413	115,933
CASH AND RESTRICTED CASH - END OF PERIOD			251,050	250,413
SUPPLEMENTAL DISCLOSURES
Cash paid for interest expense
Cash paid for income taxes
SUMMARY OF NON-CASH ACTIVITIES:
Due to parent for acquisition of oil and gas reserves and fixed assets, net of asset retirement obligations				2,860,000
Note receivable offset against oil and gas reserves in acquisition of Rabb				304,475
Net assets acquired from Enviro Technologies US Inc.
Contribution by Ecoark Holdings